TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.7%
35,764,921	TIAA-CREF Core Plus Bond Fund	$391,268,232
	TOTAL FIXED INCOME	391,268,232

INTERNATIONAL EQUITY—17.9%
664,786	Nuveen International Growth Fund	37,919,393
1,704,693	TIAA-CREF Emerging Markets Equity Fund	24,172,545
3,881,084	TIAA-CREF International Equity Fund	52,317,017
2,080,161	TIAA-CREF International Opportunities Fund	37,921,338
2,125,376	TIAA-CREF Quant International Small-Cap Equity Fund	23,952,992
	TOTAL INTERNATIONAL EQUITY	176,283,285

U.S. EQUITY—42.3%
4,500,352	Nuveen Dividend Value Fund	64,175,016
1,231,976	Nuveen Santa Barbara Dividend Growth Fund	58,112,328
3,459,796	TIAA-CREF Growth & Income Fund	58,539,755
2,808,155	TIAA-CREF Large-Cap Growth Fund	65,261,525
1,324,387	TIAA-CREF Large-Cap Growth Index Fund	64,841,987
3,272,175	TIAA-CREF Large-Cap Value Fund	64,265,521
927,342	TIAA-CREF Quant Small-Cap Equity Fund	19,650,380
1,403,530	TIAA-CREF Quant Small/Mid-Cap Equity Fund	22,119,634
	TOTAL U.S. EQUITY	416,966,146

	TOTAL AFFILIATED INVESTMENT COMPANIES	984,517,663
	(Cost $805,318,641)

	TOTAL INVESTMENTS—99.9%	984,517,663
	(Cost $805,318,641)
	OTHER ASSETS & LIABILITIES, NET—0.1%	615,974
	NET ASSETS—100.0%	$985,133,637

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

As of February 28, 2021, all of the investments in the Fund were valued based on Level 1 inputs.

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